Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ALTITUDE INTERNATIONAL HOLDINGS, INC.
Entity Central Index Key	0001664127
Entity Tax Identification Number	13-3778988
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	4500 SE Pine Valley Street
Entity Address, City or Town	Port Saint Lucie
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34952
City Area Code	772
Local Phone Number	323-0625
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false